Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

15.  Related Party Transactions

At December 31, 2021, accounts payable and accrued liabilities included $13,831 (2020 - $117,000) due to related parties. The amounts are unsecured, non-interest bearing and due on demand.

During the year ended December 31, 2021, management fees of $438,000 (2020 - $502,452) and director fees of $72,000 (2020 - $12,769) were incurred to related parties.

During the year ended December 31, 2021, the Company issued 1,416,667 units for the settlement of accounts payable owed to related parties in the amount of $70,833, resulting in no gain or loss and issued 200,000 common shares pursuant to the options exercised by related parties to settle the accounts payable. Refer to Note 11.

During the year ended December 31, 2021, the Company issued 5,146,667 common shares relating to the exercise of 4,476,667 warrants and 670,000 options held by related parties. As consideration, the Company entered into promissory note agreements with the related parties for total principal receivable by the Company of $518,820 (CAD$648,078). The notes bear interest at 5% per annum and mature in July 2023. Refer to Note 11.

As at December 31, 2021, notes receivable included $517,985 (December 31, 2020 - $Nil) due from related parties. The amounts are unsecured, bear interest at 5% per annum and mature between one to two years from grant.